As filed with the Securities and Exchange Commission on May 6, 2015
Securities Act File No. 333-89389
Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [_]
Post-Effective Amendment No. 35 [X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 36 [X]
(Check appropriate box or boxes) __________________
BLACKROCK LARGE CAP SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Large Cap Series Funds, Inc. 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
Copies to:
Counsel for the Fund:
Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)
[_] immediately upon filing pursuant to paragraph (b)
[X] on May 8, 2015 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock.

Explanatory Note

This Post-Effective Amendment No. 35 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 36 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Large Cap Series Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 8, 2015, the effectiveness of the registration statement for BlackRock Event Driven Equity Fund (the “Fund”), filed in Post-Effective Amendment No. 33 on March 6, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 35 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Large Cap Series Funds, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 6th day of May, 2015.

BlackRock Large Cap Series Funds, Inc. (Registrant)

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	May 6, 2015
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 6, 2015
Neal J. Andrews

David O. Beim*	Director
David O. Beim
Collette Chilton*	Director
Collette Chilton

Frank J. Fabozzi*	Director
Frank J. Fabozzi

Dr. Matina S. Horner*	Director
Dr. Matina S. Horner

Rodney D. Johnson*	Director
Rodney D. Johnson

Herbert I. London*	Director
Herbert I. London

Ian A. MacKinnon*	Director
Ian A. MacKinnon

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

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	Joseph P. Platt*	Director
Joseph P. Platt

	Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

	Toby Rosenblatt*	Director
Toby Rosenblatt

	Mark Stalnecker*	Director
Mark Stalnecker

	Kenneth L. Urish*	Director
Kenneth L. Urish

	Frederick W. Winter*	Director
Frederick W. Winter

	Barbara G. Novick*	Director
Barbara G. Novick

*By:	/s/ Benjamin Archibald		May 6, 2015
Benjamin Archibald (Attorney-In-Fact)

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